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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 22, 2016 TO THE CURRENT PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) DATED MAY 1, 2015

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This Supplement modifies certain information in the above-referenced Prospectus
(the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service center referenced in your Prospectus.

Please note the following updates to the Prospectus, which will be effective as of March 22, 2016:

1. THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION HAS BEEN CHANGED TO MARCH 22, 2016. ALL REFERENCES IN THE PROSPECTUS TO THE PROSPECTUS DATE OF MAY 1, 2015 AND THE STATEMENT OF ADDITIONAL INFORMATION DATE OF MAY 1, 2015 ARE REPLACED WITH MARCH 22, 2016.

2. ON THE COVER PAGE, THE FIRST PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
   FOLLOWING:

   Structured Capital Strategies(R) is a variable and index-linked deferred annuity contract issued by AXA Equitable Life Insurance Company. The Structured Capital Strategies(R) contract is offered in various classes, called Series B, Series C and Series ADV. The contracts provide for the accumulation of retirement savings. The contract also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, in one or more of the Segments comprising the Structured Investment Option or in our Dollar Cap Averaging Program. See "Definition of key terms" later in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

3. ON THE COVER PAGE, IN THE SIXTH PARAGRAPH, IMMEDIATELY AFTER "THE EXTENT OF THE DOWNSIDE PROTECTION AT SEGMENT MATURITY VARIES BY SEGMENT, RANGING FROM THE FIRST 10%, 15%, 20%, 25% OR 30% OF LOSS.", THE FOLLOWING SENTENCE IS
   ADDED:

   All guarantees are subject to AXA Equitable's claims paying ability.

4. IN THE "WHO IS AXA EQUITABLE?" SECTION, THE FIRST SENTENCE OF THE SECOND PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015.

5. IN THE "SEGMENT MATURITY VALUE" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION, THE SECOND PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
   FOLLOWING:

   For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, as follows:

6. IN THE "PERFORMANCE CAP RATE" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION, THE SECOND-TO-LAST PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 2%, 6%, and 10% respectively. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment and you will receive the Index Performance Rate for that Segment subject to the Segment Buffer.

7. IN THE "SEGMENT MATURITY VALUE" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION, THE THIRD PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
   FOLLOWING:

   For Choice Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate, Segment Buffer and application of the Choice cost, as follows:

8. IN THE "YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION, THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH:

   When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

                   IM-04-16 (3/16)                          Cat # 155751 (3/16)
                   SCS14/NB                                             #136630

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9. IN THE "WITHDRAWAL CHARGE" SUBSECTION OF THE "CHARGES AND EXPENSES" SECTION,
   THE FIFTH PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we will deduct all or a portion of the required amounts from the dollar cap averaging account. If the amount in the dollar cap averaging account is still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

10.IN THE "SPOUSAL CONTINUATION" SUBSECTION OF THE "PAYMENT OF DEATH BENEFIT"
   SECTION, THE FINAL PARAGRAPH IS DELETED IN ITS ENTIRETY.

11.IN THE "TAX INFORMATION" SECTION, UNDER "WITHDRAWALS, PAYMENTS AND TRANSFERS
   OF FUNDS OUT OF TRADITIONAL IRAS", THE "IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY" SUBSECTION IS REPLACED IN ITS ENTIRETY WITH THE
   FOLLOWING:

   IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70/1//\\2\\ or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request, whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

12.IN THE "INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE" SECTION, THE FIRST
   PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

13.IN THE "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM" SUBSECTION OF THE
   "INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE" SECTION, THE FIRST PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   The consolidated financial statements of AXA Equitable Life Insurance Company incorporated in this Prospectus by reference to the Annual Report on Form 10-K for the year ended December 31, 2015 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234


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